Activity In Warranty Accruals (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Amended
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, Beginning of Period	$ 24,004	$ 24,004	$ 17,936	$ 920	$ 24,030
Warranty Expense	7,441	23,195	20,183	23,898	8,556
Warranty Claims Paid	(4,009)	(20,837)	(14,115)	(6,882)	(7,678)
Balance, End of Period	$ 27,436	$ 26,362	$ 24,004	$ 17,936	$ 24,908